TRAVELERS VINTAGE ANNUITY
                                           SUPPLEMENT DATED NOVEMBER 18, 2002 TO
                                                    PROSPECTUS DATED MAY 1, 2002



The following replaces the information contained in your Travelers Vintage Annuity contract prospectus. Please retain this supplement and keep it with the contract prospectus for future reference.

EFFECTIVE JANUARY 2, 2003, the Dreyfus Variable Investment Fund: Small Cap Portfolio is changing its name to the Developing Leaders Portfolio and modifying its investment policies. Therefore, on January 2, 2003, all references to the "Small Cap Portfolio" are replaced with "Developing Leaders Portfolio" and the information contained in "The Variable Funding Options" section is replaced with the following:


           FUNDING                            INVESTMENT                            INVESTMENT
           OPTION                              OBJECTIVE                        ADVISER/SUBADVISER
------------------------------  ---------------------------------------- ----------------------------------
DREYFUS VARIABLE INVESTMENT
   FUND
   Developing Leaders           Seeks to maximize capital                The Dreyfus Corporation
     Portfolio--                appreciation. The Fund normally
     Initial Shares             invests in companies with market
                                capitalizations of less than $2
                                billion at the time of purchase.




L-19937                                                       November 18, 2002